UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04656

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Ellsworth Fund Ltd.

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(Exact name of registrant as specified in charter)

65 Madison Avenue, Morristown, New Jersey 07960-7308

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(Address of principal executive offices) (Zip code)

Thomas H. Dinsmore

Ellsworth Fund Ltd.

65 Madison Avenue

Morristown, New Jersey 07960-7308

(Name and address of agent for service)

Copy to:

Steven B. King, Esq.

Ballard Spahr LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Ellsworth Fund Ltd. - Schedule of Investments – unaudited

June 30, 2014

	Principal Amount	Value (Note 1)
Convertible Bonds and Notes - 53.6%

Airlines - 1.3%
Hawaiian Holdings, Inc., 5.00%, Due 3/15/16, (BBB)	$1,000,000	$1,812,500

Automobiles - 0.1%
Tesla Motors, Inc., 1.25%, Due 3/1/21, (BBB)	200,000	194,375

Biotechnology - 7.5%
Acorda Therapeutics, Inc., 1.75%, Due 6/15/21, (A)	250,000	260,469
AMAG Pharmaceuticals, Inc., 2.50%, Due 2/15/19, (BB)	500,000	529,375
Array BioPharma Inc., 3.00%, Due 6/1/20, (BB)	250,000	250,312
Cepheid, 1.25%, Due 2/1/21, (BBB) (1)	300,000	310,875
Cubist Pharmaceuticals, Inc., 1.875%, Due 9/1/20, (BBB) (1)	1,100,000	1,256,750
Emergent BioSolutions Inc., 2.875%, Due 1/15/21, (BBB) (1)	800,000	838,500
Exelixis, Inc., 4.25%, Due 8/15/19, (BB)	750,000	637,500
Gilead Sciences, Inc., 1.625%, Due 5/1/16, (A)	900,000	3,282,192
Incyte Corp., 1.25%, Due 11/15/20, (BBB) (1)	1,000,000	1,351,875
Merrimack Pharmaceuticals, Inc., 4.50%, Due 7/15/20, (BB)	250,000	332,188
OPKO Health Inc., 3.00%, Due 2/1/33, (BBB)	400,000	543,500
Regeneron Pharmaceuticals, Inc., 1.875%, Due 10/1/16, (A)	250,000	840,469
		10,434,005
Capital Markets - 0.7%
FXCM Inc., 2.25%, Due 6/15/18, (A)	1,000,000	1,035,625

Communications Equipment - 0.1%
Finisar Corp., 5.00%, Due 10/15/29, (BBB)	75,000	141,141

Consumer Finance - 1.3%
Encore Capital Group, Inc., 3.00%, Due 7/1/20, (BBB) (1)	1,000,000	1,169,375
Portfolio Recovery Associates, Inc., 3.00%, Due 8/1/20, (A)	500,000	597,500
		1,766,875
Diversified Consumer Services - 0.8%
Carriage Services, Inc., 2.75%, Due 3/15/21, (BBB) (1)	1,000,000	1,041,880

Diversified Telecommunications Services - 0.6%
Alaska Communications Systems Group Inc., 6.25%, Due 5/1/18, (BB)	1,000,000	822,500

Electrical Equipment - 0.3%
SolarCity Corp., 2.75%, Due 11/1/18, (BBB)	250,000	348,750

Electronic Equipment Instruments - 0.9%
InvenSense, Inc., 1.75%, Due 11/1/18, (BBB) (1)	1,000,000	1,239,375

Energy Equipment & Services - 1.1%
Bristow Group Inc., 3.00%, Due 6/15/38, (BB)	1,155,000	1,469,016

Food Products - 0.5%
Chiquita Brands International, 4.25%, Due 8/15/16, (CCC)	700,000	708,312

Health Care Equipment & Supplies - 0.2%
The Spectranetics Corporation, 2.625%, Due 6/1/34, (A)	250,000	261,094

Health Care Providers & Services - 1.1%
Molina Healthcare Inc., 1.125%, Due 1/15/20, (A)	1,250,000	1,568,750

Ellsworth Fund Ltd. - Schedule of Investments - continued

June 30, 2014

	Principal Amount	Value (Note 1)
Convertible Bonds and Notes - continued

Hotels, Restaurants & Leisure - 0.5%
MGM Resorts International, 4.25%, Due 4/15/15, (BBB)	$500,000	$735,312

Household Durables - 1.2%
Jarden Corp., 1.875%, Due 9/15/18, (BBB)	1,250,000	1,728,906

Insurance - 0.6%
AmTrust Financial Services, Inc., 5.50%, Due 12/15/21, (A)	500,000	823,750

Internet & Catalog Retail - 1.9%
HomeAway, Inc., 0.125%, Due 4/1/19, (A) (1)	500,000	489,688
The Priceline Group Inc., 1.00%, Due 3/15/18, (BBB)	1,500,000	2,132,812
		2,622,500
Internet Software & Services - 2.7%
Equinix Inc., 4.75%, Due 6/15/16, (A)	750,000	1,916,250
Move, Inc., 2.75%, Due 9/1/18, (A)	500,000	543,125
Web.com Group, Inc., 1.00%, Due 8/15/18, (BBB)	1,250,000	1,347,656
		3,807,031
IT Services - 0.8%
CSG Systems International, Inc., 3.00%, Due 3/1/17, (A)	900,000	1,121,625

Life Science Tools & Services - 1.5%
Illumina, Inc., 0.25%, Due 3/15/16, (A)	750,000	1,613,441
Illumina, Inc., 0.50%, Due 6/15/21, (A) (1)	500,000	515,625
		2,129,066
Machinery - 0.8%
Chart Industries, Inc., 2.00%, Due 8/1/18, (BB)	750,000	1,051,406

Media - 0.6%
Liberty Media Corp., 1.375%, Due 10/15/23, (A)	750,000	762,188

Metals & Mining - 2.0%
A.M. Castle & Co., 7.00%, Due 12/15/17, (BBB)	400,000	518,000
Kaiser Aluminum Corp., 4.50%, Due 4/1/15, (BB)	750,000	1,152,656
RTI International Metals, Inc., 3.00%, Due 12/1/15, (BBB)	600,000	624,750
RTI International Metals, Inc., 1.625%, Due 10/15/19, (BBB)	500,000	504,375
		2,799,781
Oil, Gas & Consumable Fuels - 1.4%
Clean Energy Fuels Corp., 5.25%, Due 10/1/18, (BBB)	500,000	487,812
Goodrich Petroleum Corp., 5.00%, Due 10/1/32, (CCC)	742,000	922,862
Ship Finance International Ltd., 3.25%, Due 2/1/18, (B)	500,000	567,812
		1,978,486
Pharmaceuticals - 2.4%
Mylan Inc., 3.75%, Due 9/15/15, (BBB)	500,000	1,940,938
Salix Pharmaceuticals, Ltd., 2.75%, Due 5/15/15, (B)	300,000	803,062
Salix Pharmaceuticals, Ltd., 1.50%, Due 3/15/19, (B)	300,000	590,438
		3,334,438
Real Estate Investment Trusts - 2.8%
American Realty Capital Properties, Inc., 3.00%, Due 8/1/18, (A)	1,000,000	1,016,875
Colony Financial, Inc., 5.00%, Due 4/15/23, (AA)	1,250,000	1,350,781
Lexington Realty Trust, 6.00%, Due 1/15/30, (BBB)	300,000	487,875
RAIT Financial Trust, 4.00%, Due 10/1/33, (A)	500,000	489,375
Spirit Realty Capital, Inc., 3.75%, Due 5/15/21, (A)	500,000	503,128
		3,848,034
Real Estate Management - 0.8%
Forest City Enterprises, Inc., 3.625%, Due 8/15/20, (B)	1,000,000	1,056,250

Ellsworth Fund Ltd. - Schedule of Investments - continued

June 30, 2014

	Principal Amount	Value (Note 1)
Convertible Bonds and Notes - continued

Semiconductors & Semiconductor Equipment - 8.1%
GT Advanced Technologies Inc., 3.00%, Due 12/15/20, (BB)	$850,000	$1,485,375
Intel Corp., 2.95%, Due 12/15/35, (AA) (2)	1,000,000	1,245,625
JinkoSolar Holding Co., Ltd., 4.00%, Due 2/1/19, (BB) (1)	500,000	497,812
Micron Technology, Inc., 3.00%, Due 11/15/43, (BB)	1,750,000	2,262,969
Photronics, Inc., 3.25%, Due 4/1/16, (A)	1,000,000	1,081,875
Rudolph Technologies Inc., 3.75%, Due 7/15/16, (A)	500,000	534,062
Spansion LLC, 2.00%, Due 9/1/20, (B)	500,000	822,188
SunEdison, Inc., 2.75%, Due 1/1/21, (BB)	500,000	865,625
SunEdison, Inc., 0.25%, Due 1/15/20, (BB) (1)	375,000	403,359
SunPower Corp., 0.875%, Due 6/1/21, (BBB) (1)	1,000,000	1,175,625
Xilinx, Inc., 2.625%, Due 6/15/17, (A)	500,000	830,938
		11,205,453
Software - 6.3%
Bottomline Technologies, Inc., 1.50%, Due 12/1/17, (A)	750,000	888,750
Mentor Graphics Corp., 4.00%, Due 4/1/31, (A)	1,000,000	1,229,375
MercadoLibre, Inc., 2.25%, Due 7/1/19, (AA) (1)	250,000	262,812
NQ Mobile Inc., 4.00%, Due 10/15/18, (BB)	500,000	320,625
Nuance Communications, Inc., 2.75%, Due 11/1/31, (BB) (1)	2,000,000	2,007,500
Proofpoint, Inc., 1.25%, Due 12/15/18, (BBB)	650,000	779,594
Take-Two Interactive Software, Inc., 1.75%, Due 12/1/16, (A)	1,000,000	1,313,750
TeleCommunication Systems, Inc., 7.75%, Due 6/30/18, (BBB)	1,000,000	980,000
Verint Systems Inc., 1.50%, Due 6/1/21, (B)	950,000	978,500
		8,760,906
Textiles, Apparel & Luxury Goods - 1.8%
Iconix Brand Group, Inc., 2.50%, Due 6/1/16, (A)	1,000,000	1,450,000
Iconix Brand Group, Inc., 1.50%, Due 3/15/18, (A)	750,000	1,091,250
		2,541,250
Trading Companies & Distributors - 0.7%
Kaman Corp., 3.25%, Due 11/15/17, (A)	750,000	1,017,656

Total Convertible Bonds and Notes		74,168,236

	Shares
Convertible Preferred Stock - 10.0%

Commercial Banks - 2.1%
Huntington Bancshares, Inc., 8.50%, (BB)	1,250	1,662,500
Wells Fargo & Co., 7.50%, (BBB)	1,000	1,214,000
		2,876,500
Diversified Financial Services - 1.3%
Bank of America Corp., 7.25%, (BB)	1,600	1,867,200

Food Products - 1.6%
Bunge Ltd., 4.875%, (BB)	7,500	779,625
Post Holdings, Inc., 3.75%, (B)	8,300	985,127
Post Holdings, Inc., 2.50%, (B)	5,000	509,688
		2,274,440
Machinery - 0.8%
Stanley Black & Decker, Inc., 6.25%, (BBB)	10,000	1,136,300

Oil, Gas & Consumable Fuels - 1.9%
Chesapeake Energy Corp., 5.75%, (B)	1,550	1,972,375
Halcon Resources Corp., 5.75%, (CCC)	500	610,000
		2,582,375
Real Estate Investment Trusts - 0.8%
Health Care REIT, Inc., 6.50%, (BB)	20,000	1,154,800

Ellsworth Fund Ltd. - Schedule of Investments - continued

June 30, 2014

	Shares	Value (Note 1)
Convertible Preferred Stock - continued

Specialty Retail - 0.6%
Amerivon Holdings LLC, 4.00%, (NR) (1,3,4)	655,793	$763,605
Amerivon Holdings LLC, common equity units, (NR) (1,3,4)	272,728	16,364
		779,969
Thrift & Mortgage Finance - 0.9%
New York Community Capital Trust V, 6.00%, (BB)	24,000	1,180,080

Total Convertible Preferred Stock		13,851,664

Mandatory Convertible Securities - 9.5% (5)

Aerospace & Defense - 1.9%
United Technologies Corp., 7.50%, Due 8/1/15, (BBB)	40,000	2,607,600

Biotechnology - 0.0%
AmSurg Corp., 5.25%, Due 7/1/17, (NR)	500	50,350

Electric Utilities - 1.7%
NextEra Energy, Inc., 5.599%, Due 6/1/15, (BBB)	7,500	504,375
NextEra Energy, Inc., 5.799%, Due 9/1/16, (BBB)	10,000	571,200
NextEra Energy, Inc., 5.889%, Due 9/1/15, (BBB)	20,000	1,300,200
		2,375,775
Food Products - 0.2%
Post Holdings, Inc., 5.25%, Due 6/1/17, (B)	2,500	265,625

Insurance - 1.4%
Maiden Holdings, Ltd., 7.25%, Due 9/15/16, (NR)	22,500	1,090,350
MetLife, Inc., 5.00%, Due 10/8/14, (BBB)	25,000	799,000
		1,889,350
Multi-Utilities - 1.0%
Dominion Resources, Inc., 6.125%, Due 4/1/16, (BBB)	12,500	720,625
Dominion Resources, Inc., 6.00%, Due 7/1/16, (BBB)	12,500	725,250
		1,445,875
Real Estate Investment Trusts - 2.3%
American Tower Corp., 5.25%, Due 5/15/17, (NR)	1,250	133,562
Crown Castle International Corp., 4.50%, Due 11/1/16, (B)	12,500	1,268,625
Weyerhaeuser Co., 6.375%, Due 7/1/16, (BBB)	30,000	1,713,900
		3,116,087
Road & Rail - 1.0%
Genesee & Wyoming, Inc., 5.00%, Due 10/1/15, (NR)	10,000	1,353,800

Total Mandatory Convertible Securities (5)		13,104,462

Common Stock - 26.1%

Automobiles - 1.2%
Ford Motor Co.	100,000	1,724,000

Capital Markets - 0.9%
BlackRock Kelso Capital Corp.	131,034	1,193,720

Commercial Banks - 0.8%
Wells Fargo & Co.	22,200	1,166,832

Computers & Peripherals - 2.2%
EMC Corp.	70,000	1,843,800
Stratasys Ltd. (6)	10,000	1,136,300
		2,980,100
Diversified Financial Services - 0.7%
Citigroup Inc.	19,546	920,617

Ellsworth Fund Ltd. - Schedule of Investments - continued

June 30, 2014

	Shares	Value (Note 1)
Common Stock - continued

Diversified Telecommunications Services - 3.0%
AT&T Inc.	70,000	$2,475,200
Verizon Communications Inc.	35,260	1,725,272
		4,200,472
Food Products - 1.3%
B&G Foods, Inc.	15,000	490,350
ConAgra Foods, Inc.	45,000	1,335,600
		1,825,950
Household Products - 1.0%
Church & Dwight Co., Inc.	20,000	1,399,000

Industrial Conglomerates - 0.9%
General Electric Co.	50,000	1,314,000

Insurance - 0.5%
MetLife, Inc.	14,175	787,563

Media - 0.9%
Walt Disney Co.	15,000	1,286,100

Oil, Gas & Consumable Fuels - 2.8%
ConocoPhillips	26,782	2,296,021
Halcon Resources Corp. (6)	1,380	10,060
Kinder Morgan, Inc.	45,000	1,631,700
		3,937,781
Pharmaceuticals - 3.8%
AbbVie Inc.	25,000	1,411,000
Eli Lilly & Co.	15,000	932,550
Merck & Co., Inc.	22,651	1,310,360
Pfizer Inc.	40,000	1,187,200
Roche Holdings Ltd.	12,500	466,250
		5,307,360
Real Estate Investment Trusts - 1.5%
American Tower Corp.	12,000	1,079,760
Invesco Mortgage Capital Inc.	58,700	1,019,032
		2,098,792
Semiconductors & Semiconductor Equipment - 0.7%
Intel Corp.	30,000	927,000

Software - 0.9%
Microsoft Corp.	28,600	1,192,620

Wireless Telecommunication Services - 2.7%
SBA Communications Corp. (6)	20,500	2,097,150
Vodafone Group Plc (ADR)	50,909	1,699,852
		3,797,002

Total Common Stock		36,058,909

Convertible Bonds and Notes - 53.6%		$74,168,236
Convertible Preferred Stock - 10.0%		13,851,664
Mandatory Convertible Securities - 9.5%		13,104,462
Common Stock - 26.1%		36,058,909
Total Investments - 99.2%		137,183,271

Other Assets, Net of Liabilites - 0.8%		1,146,715
Total Net Assets - 100.0%		$138,329,986

Ellsworth Fund Ltd. - Schedule of Investments – continued

June 30, 2014

(1) Security not registered under the Securities Act of 1933, as amended (the "Securities Act") (e.g., the security was purchased in a Rule 144A or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the Securities Act, typically to qualified institutional buyers. The Fund generally has no rights to demand registration of such securities. The aggregate market value of these unregistered securities at June 30, 2014 was $13,341,020 which represented 9.6% of the Fund's net assets.

(2) Contingent payment debt instrument which accrues contingent interest.

(3) Investment is valued at fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. The fair value of these securities amounted to $779,969 at June 30, 2014, which represented 0.6% of the Fund's net assets.

(4) Restricted securities include securities that have not been registered under the Securities Act and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2014, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Shares	Cost	Price per Share	Value	% Net Assets
Amerivon Holdings LLC series A 4.00% cv. pfd.	April 1, 2010	655,793	$1,500,000	$1.1644	$763,605	0.55%

Amerivon Holdings LLC common equity units	April 1, 2010	272,728	0	0.060	16,364	0.01%

(5) Mandatory Convertible Securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.

(6) Non-income producing security.

ADR = American Depositary Receipt.

Portfolio Ratings:

Where a security is rated by Standard & Poor’s, such rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings to be functionally equivalent to one another, the Standard & Poor’s rating appears in parentheses next to such security (but without any applicable + or - that might apply).

Where a security is rated by Standard & Poor’s and at least one other rating agency and the Fund believes the ratings not to be functionally equivalent to one another, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply).

Where a security is not rated by Standard & Poor’s, but is rated by at least one other rating agency, the Fund puts in parentheses next to such security the Standard & Poor’s rating which it believes approximates the average of all such ratings (but without any applicable + or - that might apply). NR is used whenever a rating is unavailable.

Summary of Portfolio Ratings *
AAA	0%
AA	3%
A	27%
BBB	35%
BB	20%
B	10%
CCC & below	2%
Not Rated	3%

* Excludes common stocks and cash.

Ellsworth Fund Ltd. - Selected Notes to Financial Statements - unaudited

Ellsworth Fund Ltd. (the “Fund”), is registered under the Investment Company Act of 1940, as amended, (the “Act”) as a diversified, closed-end management investment company.

Note 1 - Security Valuation - Investments in securities traded on a national securities exchange are valued at market using the last reported sales price, supplied by an independent pricing service, as of the close of regular trading. Listed securities, for which no sales were reported, are valued at the mean between closing reported bid and asked prices as of the close of regular trading. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and asked prices, the price to be used is the mean of the bid and asked prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Securities for which quotations are not readily available, restricted securities and other assets are valued at fair value as determined in good faith pursuant to procedures approved by the Board of Trustees. Short-term debt securities with original maturities of 60 days or less are valued at amortized cost.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted unadjusted prices for identical instruments in active markets.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-driven valuation in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers, and those received from an independent pricing service.

Level 3 - Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price an asset or liability based on the best available information.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the investments of the Fund as of
June 30, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock:
Consumer Discretionary	$ 3,010,100	$ ---	$ ---	$ 3,010,100
Consumer Staples	3,224,950	---	---	3,224,950
Energy	3,937,781	---	---	3,937,781
Financials	6,167,524	---	---	6,167,524
Health Care	5,307,360	---	---	5,307,360
Industrials	1,314,000	---	---	1,314,000
Information Technology	5,099,720	---	---	5,099,720
Telecommunication Services	7,997,474	---	---	7,997,474
Total Common Stock	36,058,909	---	---	36,058,909

Convertible Bonds and Notes	---	74,168,236	---	74,168,236

Convertible Preferred Stock:
Consumer Discretionary	---	---	779,969	779,969
Consumer Staples	---	2,274,440	---	2,274,440
Energy	---	2,582,375	---	2,582,375
Financials	---	7,078,580	---	7,078,580
Industrials	---	1,136,300	---	1,136,300
Total Convertible Preferred Stock	---	13,071,695	779,969	13,851,664

Mandatory Convertible Securities	---	13,104,462	---	13,104,462
Total Investments	$36,058,909	$100,344,393	$779,969	$137,183,271

Ellsworth Fund Ltd. - Selected Notes to Financial Statements - continued

Refer to the Fund’s Portfolio of Investments for a detailed breakdown of Common Stock, Convertible Bonds and Notes, Convertible Preferred Stock and Mandatory Convertible Securities. Transfers between levels are recognized at June 30, 2014, the end of the reporting period. The Fund recognized no transfers to or from levels 1 and 2.

The following is a reconciliation of assets for which Level 3 inputs were used in determining value:

Description	Investments in Securities

Balance as of March 31, 2014	$780,024
Proceeds from sales	---
Gain/loss	---
Change in unrealized appreciation (depreciation)	(55)
Net transfers in/out of Level 3	---
Balance as of June 30, 2014	$779,969

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2014:

	Fair Value June 30, 2014	Valuation Methodologies	Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Amerivon Holdings LLC series A cv. pfd. and common equity units	$779,969	Market Comparables/ Sum of the Parts Valuation/ Dividend Analysis	Liquidity Discount	Decrease

(1)	In determining certain of these inputs, management evaluates a variety of factors including economic conditions, industry and market developments, market valuations of comparable companies and company specific developments.
(2)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 2 - Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (the date the order to buy or sell is executed) with gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis, including accretion of discounts and amortization of non-equity premium. For certain securities, known as “contingent payment debt instruments,” Federal tax regulations require the Fund to record non-cash, “contingent” interest income in addition to interest income actually received. Contingent interest income amounted to approximately $0.002 per share for the nine months ended June 30, 2014. In addition, Federal tax regulations require the Fund to reclassify realized gains (losses) on contingent payment debt instruments to interest income. At June 30, 2014, there were unrealized losses of approximately $0.004 per share on contingent payment debt instruments.

Note 3 - Federal Income Tax Cost - At June 30, 2014, unrealized appreciation (depreciation) of investment securities on a tax cost basis and federal tax cost were as follows:

Unrealized appreciation	$ 23,696,023
Unrealized depreciation	(1,852,003)
Net unrealized appreciation	21,844,020
Cost for federal income tax purposes	$115,339,251

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to differing methods of recognizing interest and ordinary income on bonds for tax purposes.

Note 4 - New Accounting Pronouncement - In June 2013, the Financial Accounting Standards Board issued guidance that creates a two-tiered approach to assess whether an entity is an investment company. The guidance will also require an investment company to measure non-controlling ownership interest in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statement disclosures.

ITEM 2. CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective as of August 28, 2014 based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 17 CFR 240.15d-15(b)).

(b) There have been no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications of the principal executive officer and the principal financial officer of the Fund, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ellsworth Fund Ltd.

By: /s/Thomas H. Dinsmore

Thomas H. Dinsmore

Chairman of the Board and

Chief Executive Officer

(Principal Executive Officer)

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Thomas H. Dinsmore

Thomas H. Dinsmore

Chairman of the Board and

Chief Executive Officer

(Principal Executive Officer)

Date: August 28, 2014

By: /s/Gary I. Levine

Gary I. Levine

Chief Financial Officer

(Principal Financial Officer)

Date: August 28, 2014